UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported): December 15, 2014

Arbor Realty Trust, Inc.(1)

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)

(Central Index Key Number of securitizer) 0001253986

Paul Elenio, (516) 506-4422

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

(1)   Arbor Realty Trust, Inc., as securitizer, is filing this Form ABS-15G for the following affiliated entities: (i) Arbor Realty Mortgage Securities Series 2004-1, Ltd., (ii) Arbor Realty Mortgage Securities Series 2005-1, Ltd. and (iii) Arbor Realty Collateralized Loan Obligation 2012-1, Ltd.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Arbor Realty Trust, Inc., as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entities:

(i) Arbor Realty Mortgage Securities Series 2004-1, Ltd.,

(ii) Arbor Realty Mortgage Securities Series 2005-1, Ltd. and

(iii) Arbor Realty Collateralized Loan Obligation 2012-1, Ltd.

January 20, 2015 was the date of the last payment on the last asset-backed security issued by Arbor Realty Mortgage Securities Series 2004-1, Ltd.

January 20, 2015 was the date of the last payment on the last asset-backed security issued by Arbor Realty Mortgage Securities Series 2005-1, Ltd.

December 15, 2014 was the date of the last payment on the last asset-backed security issued by Arbor Realty Collateralized Loan Obligation 2012-1, Ltd.

2

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARBOR REALTY TRUST, INC.,
as Securitizer

By:	/s/ Paul Elenio
Name: Paul Elenio
Title: Chief Financial Officer

Date:  February 13, 2015

3